Share-based plan (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activity for 2024 and 2023.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1, 2023	13,684,424	2,527,242	16,211,666
Granted	4,489,910	91,589	4,581,499
Forfeited	(1,463,203)	(1,030,013)	(2,493,216)
Vested	(2,110,543)	—	(2,110,543)
Outstanding, December 31, 2023	14,600,588	1,588,818	16,189,406

Outstanding, January 1, 2024	14,600,588	1,588,818	16,189,406
Granted	3,279,640	26,337	3,305,977
Forfeited	(716,334)	(1,035,615)	(1,751,949)
Vested	(2,737,806)	—	(2,737,806)
Outstanding, December 31, 2024	14,426,088	579,540	15,005,628